GOVERNMENT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 100.8%
Asset-Backed Securities — 10.5%
Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.662%(c)	04/20/32	1,000	$ 999,043
Series 2020-04A, Class A, 144A, 3 Month LIBOR + 2.210% (Cap N/A, Floor 2.210%)
2.893%(c)	04/20/28	2,000	1,999,962
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
1.531%(c)	07/16/29	1,236	1,218,495
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.571%(c)	01/16/30	250	248,357
Battalion CLO Ltd.,
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.623%(c)	01/17/33	2,500	2,491,646
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.592%(c)	01/20/32	750	745,295
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
1.518%(c)	04/22/30	1,990	1,959,133
Elevation CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.495%(c)	07/15/30	2,000	1,983,546
Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.490% (Cap N/A, Floor 1.440%)
1.765%(c)	04/15/29	2,000	1,998,566
Octagon Investment Partners 45 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.605%(c)	10/15/32	2,250	2,249,995
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.518%(c)	10/30/30	3,709	3,685,971
Race Point CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.485%(c)	10/15/30	995	993,241
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.506%(c)	10/23/31	1,000	990,089
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.642%(c)	01/20/32	1,000	996,999
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
1.732%(c)	07/20/32	2,500	$ 2,493,540
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
1.332%(c)	10/20/29	1,250	1,233,495

Total Asset-Backed Securities (cost $25,762,711)			26,287,373
Commercial Mortgage-Backed Securities — 15.2%
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	3,000	3,255,578
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	4,000	4,349,559
Fannie Mae-Aces,
Series 2012-M02, Class A2
2.717%	02/25/22	99	100,912
Series 2018-M14, Class A1
3.697%(cc)	08/25/28	873	983,395
Series 2019-M01, Class A2
3.673%(cc)	09/25/28	1,100	1,303,932
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0019, Class X1, IO
1.730%(cc)	03/25/22	15,189	287,225
Series K0020, Class X1, IO
1.493%(cc)	05/25/22	7,990	143,480
Series K0021, Class X1, IO
1.543%(cc)	06/25/22	8,644	158,705
Series K0025, Class X1, IO
0.929%(cc)	10/25/22	24,199	325,999
Series K0060, Class AM
3.300%(cc)	10/25/26	1,930	2,190,024
Series K0064, Class AM
3.327%(cc)	03/25/27	1,100	1,255,531
Series K0068, Class AM
3.315%	08/25/27	1,700	1,953,652
Series K0076, Class AM
3.900%	04/25/28	425	508,832
Series K0077, Class AM
3.850%(cc)	05/25/28	180	214,448
Series K0078, Class AM
3.920%	06/25/28	525	631,412
Series K0079, Class AM
3.930%	06/25/28	675	806,326
Series K0080, Class AM
3.986%(cc)	07/25/28	1,900	2,277,262
Series K0081, Class AM
3.900%(cc)	08/25/28	1,500	1,804,086
Series K0083, Class AM
4.030%(cc)	10/25/28	250	304,351
A1

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K0084, Class AM
3.880%(cc)	10/25/28	1,300	$ 1,531,949
Series K0085, Class AM
4.060%(cc)	10/25/28	650	781,269
Series K0086, Class A2
3.859%(cc)	11/25/28	1,400	1,685,737
Series K0086, Class AM
3.919%(cc)	12/25/28	200	240,922
Series K0087, Class AM
3.832%(cc)	12/25/28	200	239,027
Series K0088, Class AM
3.761%(cc)	01/25/29	520	621,089
Series K0090, Class AM
3.492%(cc)	03/25/29	800	942,950
Series K0091, Class AM
3.566%	03/25/29	850	1,005,542
Series K0151, Class A3
3.511%	04/25/30	400	478,254
Series K0152, Class A2
3.080%	01/25/31	140	160,645
Series K0157, Class A2
3.990%(cc)	05/25/33	1,700	2,112,533
Series K0157, Class A3
3.990%(cc)	08/25/33	280	349,571
Series K1514, Class A2
2.859%	10/25/34	2,720	3,116,396
Series KC03, Class A2
3.499%	01/25/26	650	709,539
Series W5FX, Class AFX
3.336%(cc)	04/25/28	1,100	1,245,011

Total Commercial Mortgage-Backed Securities (cost $33,569,381)			38,075,143
Corporate Bonds — 1.1%
Diversified Financial Services
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A
2.650%	02/16/21	1,445	1,458,076
U.S. Gov’t. Gtd. Notes, Series BB
4.300%	12/15/21	1,255	1,311,648

Total Corporate Bonds (cost $2,736,826)			2,769,724
Residential Mortgage-Backed Securities — 0.2%
Government National Mortgage Assoc.,
Series 2015-143, Class WA
4.000%	10/20/45	407	446,920
Merrill Lynch Mortgage Investors Trust,
Series 2003-E, Class A1, 1 Month LIBOR + 0.620% (Cap 11.750%, Floor 0.310%)
0.768%(c)	10/25/28	12	11,389
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
3.170%(cc)	02/25/34	55	$ 54,354

Total Residential Mortgage-Backed Securities (cost $494,992)			512,663
U.S. Government Agency Obligations — 44.3%
Fannie Mae Principal Strips, MTN
2.001%(s)	10/08/27	350	323,054
Federal Home Loan Bank
3.250%	11/16/28	1,025	1,229,238
Federal Home Loan Mortgage Corp.
2.000%	01/01/32	235	245,191
2.500%	02/01/28	501	528,256
2.500%	03/01/30	411	436,256
2.500%	11/01/46	501	533,446
3.000%	06/01/29	294	314,909
3.000%	01/01/37	598	629,702
3.000%	10/01/39	500	523,575
3.000%	06/01/45	273	289,239
3.000%	01/01/48	602	630,041
3.500%	12/01/32	538	572,681
3.500%	07/01/42	476	514,906
3.500%	10/01/42	713	765,965
3.500%	08/01/43	933	1,011,384
3.500%	09/01/45	354	381,489
3.500%	10/01/45	379	403,684
3.500%	02/01/47	377	400,464
3.500%	07/01/47	881	936,152
3.500%	03/01/48	1,188	1,256,837
4.000%	06/01/26	35	36,694
4.000%	09/01/26	133	141,146
4.000%	09/01/40	274	300,724
4.000%	12/01/40	297	327,597
4.000%	12/01/40	317	350,185
4.000%	11/01/43	541	597,149
4.500%	09/01/39	1,028	1,156,619
4.500%	08/01/48	461	498,495
5.000%	06/01/33	238	272,483
5.000%	05/01/34	183	207,420
5.500%	05/01/37	43	49,865
5.500%	02/01/38	139	160,816
5.500%	05/01/38	61	70,449
6.000%	09/01/34	68	76,082
6.000%	01/01/37	69	80,772
6.000%	09/01/38	40	47,053
6.000%	08/01/39	49	57,910
6.250%	07/15/32	30	47,028
6.500%	09/01/32	19	21,346
Federal Home Loan Mortgage Corp., MTN
1.846%(s)	11/15/38	600	431,021
Federal National Mortgage Assoc.
0.875%	08/05/30	250	246,445
2.000%	TBA	500	519,531
2.000%	TBA	12,500	12,890,988

A2

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	08/01/31	227	$ 236,820
2.000%	10/01/34	97	100,505
2.500%	TBA	5,000	5,233,349
2.500%	03/01/24	45	46,894
2.500%	06/01/28	1,289	1,369,319
2.500%	02/01/43	161	171,731
2.500%	12/01/46	588	626,493
2.500%	05/01/50	1,474	1,546,918
2.500%	10/01/50	2,248	2,359,634
3.000%	TBA	2,000	2,095,547
3.000%	02/01/31	686	719,955
3.000%	11/01/36	536	560,714
3.000%	04/01/38	500	525,817
3.000%	03/01/43	735	782,890
3.000%	07/01/43	712	768,456
3.000%	07/01/43	899	958,711
3.000%	09/01/46	843	884,019
3.000%	11/01/46	334	351,482
3.000%	11/01/46	442	464,959
3.000%	11/01/46	1,902	1,994,959
3.000%	12/01/47	970	1,026,991
3.000%	02/01/50	500	523,532
3.000%	06/01/50	572	599,525
3.500%	07/01/31	777	835,905
3.500%	02/01/33	144	152,013
3.500%	06/01/39	226	244,731
3.500%	04/01/42	389	425,074
3.500%	06/01/42	638	696,158
3.500%	07/01/42	402	435,167
3.500%	07/01/42	725	791,184
3.500%	06/01/45	1,308	1,395,488
3.500%	07/01/46	563	598,351
3.500%	12/01/46	348	371,135
3.500%	12/01/46	784	849,303
3.500%	11/01/48	920	975,709
4.000%	09/01/40	998	1,095,389
4.000%	06/01/42	730	796,780
4.000%	09/01/44	493	535,982
4.000%	09/01/44	782	850,268
4.000%	04/01/45	466	504,998
4.000%	07/01/45	412	445,525
4.000%	10/01/45	584	631,022
4.000%	10/01/46	202	218,350
4.000%	02/01/47	245	261,955
4.000%	06/01/47	337	361,944
4.000%	07/01/47	357	382,614
4.000%	10/01/47	1,051	1,124,645
4.000%	11/01/47	276	296,182
4.000%	11/01/47	444	476,118
4.500%	05/01/40	1,622	1,824,749
4.500%	04/01/42	586	659,268
5.000%	12/01/31	25	27,133
5.000%	03/01/34	259	297,174
5.000%	06/01/35	114	130,765
5.000%	07/01/35	57	65,391
5.000%	05/01/36	77	88,117
5.500%	02/01/34	183	215,425
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	09/01/34	193	$ 227,340
5.500%	02/01/35	199	229,439
5.500%	06/01/35	34	37,774
5.500%	06/01/35	101	113,046
5.500%	09/01/35	37	40,503
5.500%	09/01/35	97	109,419
5.500%	10/01/35	176	201,396
5.500%	11/01/35	101	112,879
5.500%	11/01/35	249	288,224
5.500%	11/01/35	346	407,826
6.000%	05/01/21	2	1,802
6.000%	12/01/33	10	11,158
6.000%	02/01/34	89	105,379
6.000%	08/01/34	—(r )	423
6.000%	11/01/34	—(r )	541
6.000%	12/01/34	1	1,003
6.000%	01/01/35	19	21,408
6.000%	01/01/36	58	65,294
6.000%	05/01/38	35	40,676
6.500%	07/01/32	157	186,450
6.500%	08/01/32	64	73,608
6.500%	10/01/32	200	239,279
6.500%	10/01/37	102	122,597
6.625%	11/15/30	435	668,071
7.000%	12/01/31	—(r )	500
7.000%	12/01/31	66	77,170
7.000%	01/01/36	15	18,311
8.000%	10/01/23	—(r )	88
8.000%	09/01/24	1	765
8.000%	11/01/24	1	889
8.000%	01/01/26	—(r )	189
9.000%	02/01/25	6	6,344
9.000%	04/01/25	3	3,119
Government National Mortgage Assoc.
2.500%	TBA	5,500	5,764,473
2.500%	12/20/46	206	216,874
3.000%	03/15/45	949	988,089
3.000%	07/20/46	963	1,017,312
3.000%	09/20/46	1,036	1,095,703
3.000%	10/20/46	257	270,758
3.000%	04/20/47	1,093	1,156,156
3.000%	12/20/48	701	735,229
3.000%	04/20/49	769	806,443
3.500%	01/20/43	807	875,853
3.500%	04/20/43	393	426,815
3.500%	03/20/45	617	659,256
3.500%	04/20/45	511	545,586
3.500%	04/20/46	871	931,328
3.500%	07/20/46	1,326	1,415,967
3.500%	07/20/48	1,233	1,308,778
3.500%	11/20/48	321	338,322
3.500%	01/20/49	536	568,023
3.500%	05/20/49	1,312	1,381,147
3.500%	12/20/49	713	749,505
4.000%	06/15/40	132	142,694
4.000%	08/20/46	511	550,248
4.000%	11/20/46	308	331,028

A3

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	09/20/47	501	$ 537,995
4.000%	02/20/49	854	909,294
4.500%	02/20/41	377	423,509
4.500%	03/20/41	320	355,473
4.500%	06/20/44	242	268,776
4.500%	09/20/46	301	332,039
4.500%	11/20/46	596	661,385
4.500%	01/20/47	76	83,852
5.000%	07/15/33	112	128,669
5.000%	09/15/33	171	194,577
5.000%	04/15/34	76	83,112
5.000%	10/20/48	189	207,046
5.500%	03/15/34	212	247,751
5.500%	03/15/36	46	52,639
6.500%	07/15/32	16	17,997
6.500%	08/15/32	2	2,229
6.500%	08/15/32	3	3,450
6.500%	08/15/32	11	12,651
6.500%	08/15/32	69	81,807
7.000%	05/15/23	2	1,826
7.000%	06/15/23	1	559
7.000%	06/15/23	3	2,647
7.000%	06/15/23	3	3,248
7.000%	07/15/23	—(r )	311
7.000%	07/15/23	8	7,805
7.000%	08/15/23	1	1,018
7.000%	08/15/23	3	2,651
7.000%	09/15/23	1	845
7.000%	10/15/23	2	1,667
7.000%	10/15/23	2	1,690
7.000%	11/15/23	2	1,996
7.000%	11/15/23	5	5,206
7.000%	01/15/24	31	32,898
7.000%	05/15/24	21	21,801
7.000%	08/15/28	30	35,379
7.500%	12/15/25	2	1,610
7.500%	12/15/25	22	24,651
7.500%	02/15/26	4	4,393
8.500%	09/15/24	32	34,430
8.500%	04/15/25	4	4,021
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes
2.938%(s)	05/15/26	355	334,611
5.500%	09/18/33	300	450,179
Resolution Funding Corp., Interest Strips, Bonds
1.636%(s)	04/15/28	500	468,522
2.197%(s)	01/15/30	140	125,176
2.477%(s)	01/15/29	300	270,310
3.624%(s)	04/15/30	500	442,174
Resolution Funding Corp., Principal Strips, Bonds, PO
1.875%(s)	01/15/30	285	255,794
3.143%(s)	04/15/30	2,305	2,061,193
Tennessee Valley Authority, Sr. Unsec’d. Notes
0.750%	05/15/25	325	329,110
2.875%	02/01/27	175	198,701
5.880%	04/01/36	230	359,351
6.750%	11/01/25	510	668,206
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
7.125%	05/01/30	530	$ 815,950

Total U.S. Government Agency Obligations (cost $106,585,101)			110,786,196
U.S. Treasury Obligations — 29.5%
U.S. Treasury Bonds
2.875%	05/15/43(a)(k)	4,290	5,601,131
3.000%	11/15/44(a)	170	227,162
3.125%	02/15/43	130	176,130
3.625%	08/15/43	6,090	8,879,030
3.750%	11/15/43(a)	21,640	32,145,544
U.S. Treasury Notes
0.250%	09/30/25	370	369,509
0.375%	09/30/27	70	69,530
0.625%	08/15/30	770	765,548
U.S. Treasury Strips Coupon
0.807%(s)	11/15/29	15	13,989
1.020%(s)	05/15/33	375	328,887
1.123%(s)	05/15/36	350	291,307
1.159%(s)	02/15/36	120	100,341
1.225%(s)	02/15/41	130	98,338
1.351%(s)	08/15/43	205	146,407
1.450%(s)	08/15/42	60	43,936
1.463%(s)	11/15/42	155	112,877
1.488%(s)	11/15/41	730	541,968
1.982%(s)	08/15/39	2,120	1,657,244
1.990%(s)	02/15/39	2,900	2,286,922
2.010%(s)	08/15/30	1,060	975,655
2.022%(s)	02/15/37	240	196,959
2.056%(s)	11/15/38	345	273,736
2.169%(s)	05/15/39	990	777,421
2.172%(s)	02/15/28(k)	550	525,830
2.334%(s)	08/15/41	3,115	2,333,330
2.353%(s)	02/15/44	780	550,052
2.365%(s)	05/15/44	2,860	2,002,782
2.370%(s)	05/15/29	565	531,188
2.380%(s)	05/15/41	1,855	1,394,148
2.434%(s)	11/15/45	345	234,371
2.436%(s)	02/15/46	390	262,138
2.506%(s)	11/15/43	4,315	3,060,447
2.741%(s)	08/15/27	2,575	2,476,929
2.857%(s)	05/15/31	500	453,887
3.019%(s)	11/15/35	695	583,718
3.176%(s)	08/15/40	800	611,969
4.096%(s)	02/15/42(k)	3,725	2,759,119

Total U.S. Treasury Obligations (cost $63,903,645)			73,859,479

Total Long-Term Investments (cost $233,052,656)			252,290,578

A4

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Short-Term Investments — 24.9%
Affiliated Mutual Funds — 24.8%
PGIM Core Ultra Short Bond Fund(w)	27,533,576	$ 27,533,576
PGIM Institutional Money Market Fund (cost $34,505,981; includes $34,499,571 of cash collateral for securities on loan)(b)(w)	34,515,369	34,508,466

Total Affiliated Mutual Funds (cost $62,039,557)		62,042,042
Options Purchased*~ — 0.1%
(cost $7,009)		426,115

Total Short-Term Investments (cost $62,046,566)		62,468,157

TOTAL INVESTMENTS—125.7% (cost $295,099,222)		314,758,735

Liabilities in excess of other assets(z) — (25.7)%		(64,347,262)

Net Assets — 100.0%		$ 250,411,473

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PO	Principal Only
Strips	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,567,174; cash collateral of $34,499,571 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	1,227	$ 29,287
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	1,193	28,477
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	2,982	67,559
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	5,920	134,350
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	6,000	140,902
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	1,193	25,540
Total Options Purchased (cost $7,009)							$426,115
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GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
166	2 Year U.S. Treasury Notes	Dec. 2020	$36,679,516	$ 14,291
326	5 Year U.S. Treasury Notes	Dec. 2020	41,086,187	31,341
1	10 Year U.S. Treasury Notes	Dec. 2020	139,531	92
8	10 Year U.S. Ultra Treasury Notes	Dec. 2020	1,279,375	(1,220)
				44,504
Short Positions:
309	20 Year U.S. Treasury Bonds	Dec. 2020	54,470,906	360,542
31	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	6,876,188	68,050
				428,592
				$473,096
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
730	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	$(107,931)	$(112,832)	$(4,901)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6